Offsets	Apr. 16, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-92851
Initial Filing Date	Apr. 16, 2026
Fee Offset Claimed	$ 2,771.96
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	2025 Acquisition Company, LLC
Form or Filing Type	SC TO
File Number	005-92851
Filing Date	Apr. 16, 2026
Fee Paid with Fee Offset Source	$ 2,771.96
Offset Note

***	The Filing Persons previously paid $2,771.96 upon the filing of its Schedule TO-T on April 16, 2026 in connection with the transaction reported hereby.